EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS

April 30, 2020 (Unaudited)

CORPORATE BONDS - 69.0%	Coupon	Maturity	Par Value	Value
Communication Services - 5.4%
Discovery Communications, LLC	2.950%	03/20/23	$900,000	$926,074
Discovery Communications, LLC	3.800%	03/13/24	2,085,000	2,185,014
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	1.740%	03/16/22	2,100,000	2,102,688
				5,213,776
Consumer Discretionary - 8.9%
AutoZone, Inc.	3.700%	04/15/22	2,250,000	2,321,110
Lennar Corporation	2.950%	11/29/20	2,600,000	2,590,250
Marriott International, Inc.	3.375%	10/15/20	2,220,000	2,215,676
Silversea Cruise Finance Ltd., 144A	7.250%	02/01/25	1,600,000	1,444,000
				8,571,036
Consumer Staples - 5.2%
Kroger Company (The)	3.850%	08/01/23	1,000,000	1,072,710
Mead Johnson Nutrition Company	3.000%	11/15/20	1,596,000	1,609,948
Mondelēz International, Inc., 144A	2.000%	10/28/21	2,290,000	2,310,308
				4,992,966
Energy - 3.5%
CNX Resources Corporation	5.875%	04/15/22	2,600,000	2,557,750
CONSOL Energy, Inc., 144A	11.000%	11/15/25	2,000,000	860,000
				3,417,750
Financials - 16.5%
American International Group, Inc.	3.300%	03/01/21	1,700,000	1,724,731
CNG Holdings, Inc., 144A	12.500%	06/15/24	2,700,000	2,308,500
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	2.433%	02/23/23	500,000	489,840
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	2.020%	07/24/23	2,500,000	2,454,786
JPMorgan Chase & Company	2.400%	06/07/21	2,500,000	2,528,992
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	2,500,000	2,556,250
Round Up Venture, L.P. (b) (c) (d)	15.000%	03/06/25	2,205,914	1,941,593
Wells Fargo & Company	3.750%	01/24/24	1,895,000	2,022,557
				16,027,249
Health Care - 6.1%
Anthem, Inc.	4.350%	08/15/20	605,000	610,100
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	2.031%	06/06/22	2,615,000	2,557,381
Becton, Dickinson and Company	2.894%	06/06/22	775,000	794,652
CVS Health Corporation	2.800%	07/20/20	1,900,000	1,899,772
				5,861,905

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 69.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 5.0%
General Electric Company (3MO LIBOR + 100) (a)	1.740%	03/15/23	$1,000,000	$951,676
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,130,000	1,172,699
Roper Technologies, Inc.	2.800%	12/15/21	2,700,000	2,754,270
				4,878,645
Information Technology - 2.1%
FLIR Systems, Inc.	3.125%	06/15/21	2,034,000	2,041,424

Materials - 13.7%
Avnet, Inc.	3.750%	12/01/21	2,600,000	2,636,029
Ball Corporation	5.000%	03/15/22	1,188,000	1,244,430
DowDuPont, Inc.	3.766%	11/15/20	945,000	954,536
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,481,237
Methanex Corporation	5.250%	03/01/22	1,641,000	1,597,590
Sherwin-Williams Company (The)	2.250%	05/15/20	2,665,000	2,665,107
Steel Dynamics, Inc.	5.250%	04/15/23	750,000	753,868
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	1,956,307
				13,289,104
Utilities - 2.6%
Southern Company (The)	2.350%	07/01/21	2,495,000	2,524,637

Total Corporate Bonds (Cost $67,727,180)				$66,818,492

CONVERTIBLE CORPORATE BONDS - 11.7%	Coupon	Maturity	Par Value	Value
Communication Services - 2.9%
Zillow Group, Inc.	1.500%	07/01/23	$3,000,000	$2,803,200

Consumer Discretionary - 1.7%
Patrick Industries, Inc.	1.000%	02/01/23	2,000,000	1,693,618

Financials - 2.0%
Ares Capital Corporation	3.750%	02/01/22	2,000,000	1,918,000

Real Estate - 1.9%
Redwood Trust, Inc.	4.750%	08/15/23	2,700,000	1,873,125

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

CONVERTIBLE CORPORATE BONDS - 11.7% (Continued)	Coupon	Maturity	Par Value	Value
Technology - 3.2%
Palo Alto Networks, Inc.	0.750%	07/01/23	$3,000,000	$3,073,500

Total Convertible Corporate Bonds (Cost $11,798,386)				$11,361,443

BANK DEBT - 2.3%	Coupon	Maturity	Par Value	Value
Financials - 1.9%
NCP Finance Ltd. Partnership Sr. Term Loan (1MO LIBOR + 400) (a) (c) (d)	4.984%	12/21/20	$1,846,154	$1,806,240

Materials - 0.4%
Ball Metalpack, LLC (1MO LIBOR + 450) (a)	6.113%	07/26/25	491,250	412,650

Total Bank Debt (Cost $2,334,948)				$2,218,890

COMMON STOCKS - 3.3%	Shares	Value
Financials - 2.9%
Capital One Financial Corporation	9,904	$641,383
Hartford Financial Services Group, Inc. (The)	41,269	1,567,809
Lincoln National Corporation	15,673	555,922
		2,765,114
Industrials - 0.4%
Air Industries Group (e)	327,171	386,062

Total Common Stocks (Cost $1,788,524)		$3,151,176

WARRANTS - 0.0% (f)	Shares	Value
Financials - 0.0% (f)
American International Group, Inc., $42.7176, expires 01/19/21	26,500	$19,875

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

WARRANTS - 0.0% (f) (Continued)	Shares	Value
Industrials - 0.0% (f)
American Zinc Recycling, LLC, $630.227, expires 09/30/22 (c) (d)	965	$10

Total Warrants (Cost $1,803,660)		$19,885

MONEY MARKET FUNDS - 12.8%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.11% (g) (Cost $12,427,371)	12,427,371	$12,427,371

Total Investments at Value - 99.1% (Cost $97,880,069)		$95,997,257

Other Assets in Excess of Liabilities - 0.9%		915,042

Net Assets - 100.0%		$96,912,299

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $10,651,757 as of April 30, 2020, representing 11.0% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Payment-in-kind bond. The rate shown is the coupon rate of 11.0% and the payment-in-kind rate of 4.0%.
(c)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $3,747,843 as of April 30, 2020, representing 3.9% of net assets.
(d)	Illiquid security. The total fair value of these securities as of April 30, 2020 was $3,747,843, representing 3.9% of net assets.
(e)	Non-income producing security.
(f)	Percentage rounds to less than 0.1%.
(g)	The rate shown is the 7-day effective yield as of April 30, 2020.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS

April 30, 2020 (Unaudited)

CORPORATE BONDS - 86.7%	Coupon	Maturity	Par Value	Value
Communication Services - 3.4%
Discovery Communications, LLC	3.300%	05/15/22	$1,161,000	$1,170,532
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	1.740%	03/16/22	5,000,000	5,006,400
				6,176,932
Consumer Discretionary - 10.8%
AutoZone, Inc.	4.000%	11/15/20	3,000,000	3,026,058
AutoZone, Inc.	2.500%	04/15/21	1,609,000	1,621,008
Lennar Corporation	2.950%	11/29/20	6,000,000	5,977,500
Marriott International, Inc.	3.375%	10/15/20	3,250,000	3,243,669
Marriott International, Inc.	2.300%	01/15/22	2,000,000	1,937,197
Silversea Cruise Finance Ltd., 144A	7.250%	02/01/25	4,500,000	4,061,250
				19,866,682
Consumer Staples - 9.0%
Keurig Dr Pepper, Inc.	3.551%	05/25/21	5,000,000	5,102,292
Kroger Company (The)	2.950%	11/01/21	5,206,000	5,332,593
Mondelēz International, Inc., 144A	2.000%	10/28/21	5,995,000	6,048,165
				16,483,050
Energy - 3.8%
CNX Resources Corporation	5.875%	04/15/22	5,400,000	5,312,250
CONSOL Energy, Inc., 144A	11.000%	11/15/25	3,700,000	1,591,000
				6,903,250
Financials - 21.2%
American International Group, Inc.	6.400%	12/15/20	3,232,000	3,331,549
American International Group, Inc.	3.300%	03/01/21	1,000,000	1,014,548
Bank of the Ozarks, Inc. (a)	5.500%	07/01/26	4,792,000	4,751,983
Barclays Bank plc (3MO LIBOR + 211) (a)	3.844%	08/10/21	2,684,000	2,688,231
CNG Holdings, Inc., 144A	12.500%	06/15/24	6,300,000	5,386,500
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	2.433%	02/23/23	500,000	489,840
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	2.020%	07/24/23	5,500,000	5,400,530
JPMorgan Chase & Company	2.700%	05/18/23	3,000,000	3,105,442
Morgan Stanley	4.875%	11/01/22	3,100,000	3,304,067
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	5,000,000	5,112,500
Round Up Venture, L.P. (b) (c) (d)	15.000%	03/06/25	4,812,903	4,236,201
				38,821,391
Health Care - 7.6%
Amgen, Inc. (3MO LIBOR + 45) (a)	2.181%	05/11/20	3,078,000	3,078,839
Anthem, Inc.	4.350%	08/15/20	1,000,000	1,008,429

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 86.7% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 7.6% (Continued)
Becton Dickinson and Company (3MO LIBOR + 103) (a)	2.031%	06/06/22	$5,825,000	$5,696,653
CVS Health Corporation	2.800%	07/20/20	4,200,000	4,199,496
				13,983,417
Industrials - 10.1%
Caterpillar, Inc.	2.600%	06/26/22	2,691,000	2,773,829
General Electric Company (3MO LIBOR + 100) (a)	1.740%	03/15/23	5,000,000	4,758,383
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	5,021,555
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,000,000	1,037,787
Roper Technologies, Inc.	2.800%	12/15/21	4,903,000	5,001,550
				18,593,104
Information Technology - 2.3%
Dell, Inc., 144A	4.420%	06/15/21	1,000,000	1,016,239
FLIR Systems, Inc.	3.125%	06/15/21	3,210,000	3,221,716
				4,237,955
Materials - 15.8%
Ball Corporation	5.000%	03/15/22	1,997,000	2,091,858
Cabot Corporation	3.700%	07/15/22	3,980,000	4,064,656
DowDuPont, Inc.	3.766%	11/15/20	6,000,000	6,060,544
Methanex Corporation	5.250%	03/01/22	5,680,000	5,529,745
Sherwin-Williams Company (The)	4.200%	01/15/22	5,250,000	5,440,099
Steel Dynamics, Inc.	5.500%	10/01/24	4,170,000	4,261,938
Steel Dynamics, Inc.	2.800%	12/15/24	1,575,000	1,540,592
				28,989,432
Utilities - 2.7%
Duke Energy Corporation (3MO LIBOR + 25) (a)	1.897%	11/26/21	3,000,000	2,969,372
Southern Company (The)	2.350%	07/01/21	2,000,000	2,023,757
				4,993,129

Total Corporate Bonds (Cost $161,486,385)				$159,048,342

BANK DEBT - 1.7%	Coupon	Maturity	Par Value	Value
Financials - 1.7%
NCP Finance Ltd. Partnership Sr. Term Loan (1MO LIBOR + 400) (a) (c) (d)	4.984%	12/21/20	$3,076,923	$3,010,400

EUBEL BRADY & SUTTMAN INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.4%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.11% (e) (Cost $19,156,968)	19,156,968	$19,156,968

Total Investments at Value - 98.8% (Cost $183,720,276)		$181,215,710

Other Assets in Excess of Liabilities - 1.2%		2,150,562

Net Assets - 100.0%		$183,366,272

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $29,274,996 as of April 30, 2020, representing 16.0% of net assets.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but adjust at predetermined dates to stated coupon rates set forth in the offering documents. These securities, therefore, do not indicate a reference rate and spread.
(b)	Payment-in-kind bond. The rate shown is the coupon rate of 11.0% and the payment-in-kind rate of 4.0%
(c)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of such securities is $7,246,601 as of April 30, 2020, representing 4.0% of net assets.
(d)	Illiquid security. The total fair value of these securities as of April 30, 2020 was $7,246,601, representing 4.0% of net assets.
(e)	The rate shown is the 7-day effective yield as of April 30, 2020.

See accompanying notes to Schedules of Investments.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS

April 30, 2020 (Unaudited)

1. Securities Valuation

Securities held by Eubel Brady & Suttman Income and Appreciation Fund and Eubel Brady & Suttman Income Fund (individually, a “Fund” and collectively, the “Funds”) that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are generally valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. The Funds typically use an independent pricing service to determine the value of their fixed income securities. The pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of fixed income securities without regard to sale or bid prices. Commercial paper may be valued at amortized cost, which under normal circumstances approximates market value.

If Eubel Brady & Suttman Asset Management, Inc. (the “Adviser”), the investment adviser to the Funds, determines that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from the pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees (the “Board”) of Eubel Brady & Suttman Mutual Fund Trust.

In March 2017, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 shortens the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continue to amortize to maturity. ASU 2017-08 is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. The Funds are complying with ASU 2017-08 and the impact is not deemed material to the Funds.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Certain fixed income securities held by the Funds are classified as Level 2 since the values are typically provided by an independent pricing service that utilizes various “other significant observable inputs” as discussed above. Other fixed income securities, including certain corporate bonds and bank debt held by the Funds, are classified as Level 3 since the values for these securities are based on prices derived from one or more significant inputs that are unobservable. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments as of April 30, 2020 by security type:

Eubel Brady & Suttman Income and Appreciation Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$64,876,899	$1,941,593	$66,818,492
Convertible Corporate Bonds	-	11,361,443	-	11,361,443
Bank Debt	-	412,650	1,806,240	2,218,890
Common Stocks	3,151,176	-	-	3,151,176
Warrants	19,875	-	10	19,885
Money Market Funds	12,427,371	-	-	12,427,371
Total	$15,598,422	$76,650,992	$3,747,843	$95,997,257

Eubel Brady & Suttman Income Fund:
	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$154,812,141	$4,236,201	$159,048,342
Bank Debt	-	-	3,010,400	3,010,400
Money Market Funds	19,156,968	-	-	19,156,968
Total	$19,156,968	$154,812,141	$7,246,601	$181,215,710

The following is a reconciliation of Level 3 investments of the Funds for which significant unobservable inputs were used to determine fair value for the period ended April 30, 2020:

EBS Income and Appreciation Fund
Investments in Securities	Value as of July 31, 2019	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of April 30, 2020
Corporate Bond	$-	$2,205,914	$-	$-	$(264,321)	$1,941,593
Bank Debt	2,366,378	266,664	(736,032)	-	(90,770)	1,806,240
Warrants	10	-	-	-	-	10
Total	$2,366,388	$2,472,578	$(736,032)	$-	$(355,091)	$3,747,843

EBS Income Fund
Investments in Securities	Value as of July 31, 2019	Purchases	Sales	Realized gain (loss)	Net change in unrealized appreciation (depreciation)	Value as of April 30, 2020
Corporate Bond	$-	$4,812,903	$-	$-	$(576,702)	$4,236,201
Bank Debt	3,943,963	444,400	(1,226,720)	-	(151,243)	3,010,400
Total	$3,943,963	$5,257,303	$(1,226,720)	$-	$(727,945)	$7,246,601

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following table summarizes the valuation techniques used and unobservable inputs developed by the Adviser in conformity with guidelines adopted by and subject to review by the Board to determine the fair value of the Level 3 investments.

EBS Income & Appreciation Fund
	Fair Value at April 30, 2020	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Corporate Bond	$1,941,593	Management's Estimate of Future Cash Flows	Discount Rate[2]	17.35%	N/A
Bank Debt	$1,806,240	DCF Model	Discount Rate[2]	8.15%	N/A
Warrants	$10	Management's Estimate of Future Cash Flows	N/A	N/A	N/A

EBS Income Fund
	Fair Value at April 30, 2020	Valuation Technique	Unobservable Input[1]	Value/Range	Weighted Average of Unobservable Inputs
Corporate Bond	$4,236,201	Management's Estimate of Future Cash Flows	Discount Rate[2]	17.35%	N/A
Bank Debt	$3,010,400	DCF Model	Discount Rate[2]	8.15%	N/A

DCF - Discounted Cash Flow

[1]	Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobservable input would result in a decrease to the fair value. A decrease to the unobservable input would have the opposite effect.
[2]	The Discount Rate used is determined by the Adviser by employing a reference benchmark, adjusted by a credit spread.

There were no derivative instruments held by the Funds as of or during the period ended April 30, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

EUBEL BRADY & SUTTMAN MUTUAL FUND TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of April 30, 2020:

	EBS Income and Appreciation Fund	EBS Income Fund
Tax cost of portfolio investments	$97,928,988	$183,720,276
Gross unrealized appreciation	$3,397,623	$2,784,098
Gross unrealized depreciation	(5,329,354)	(5,288,664)
Net unrealized depreciation	$(1,931,731)	$(2,504,566)

The difference between federal income tax cost of portfolio investments and the Schedule of Investments cost for EBS Income and Appreciation Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulation and GAAP. These “book/tax” differences are temporary in nature and are primarily due to basis adjustments related to the Fund’s holdings in convertible bonds.